PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of plant, property and equipment

	2013			2012
at December 31 (millions of Canadian dollars)	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Natural Gas Pipelines[1]
Canadian Mainline
Pipeline	8,970	5,457	3,513	8,801	5,192	3,609
Compression	3,392	1,961	1,431	3,370	1,880	1,490
Metering and other	409	174	235	391	182	209
	12,771	7,592	5,179	12,562	7,254	5,308
Under construction	85	—	85	163	—	163
	12,856	7,592	5,264	12,725	7,254	5,471
NGTL System
Pipeline	7,813	3,410	4,403	7,214	3,221	3,993
Compression	2,038	1,253	785	1,885	1,177	708
Metering and other	947	418	529	958	420	538
	10,798	5,081	5,717	10,057	4,818	5,239
Under construction	290	—	290	463	—	463
	11,088	5,081	6,007	10,520	4,818	5,702
ANR
Pipeline	922	59	863	864	49	815
Compression	635	81	554	514	72	442
Metering and other	535	91	444	520	81	439
	2,092	231	1,861	1,898	202	1,696
Under construction	67	—	67	63	—	63
	2,159	231	1,928	1,961	202	1,759
Other Natural Gas Pipelines
GTN	1,685	488	1,197	1,565	411	1,154
Great Lakes	1,650	833	817	1,544	750	794
Foothills	1,649	1,120	529	1,634	1,062	572
Mexico	641	90	551	536	59	477
Other[2]	1,652	288	1,364	1,548	226	1,322
	7,277	2,819	4,458	6,827	2,508	4,319
Under construction	1,047	—	1,047	297	—	297
	8,324	2,819	5,505	7,124	2,508	4,616
	34,427	15,723	18,704	32,330	14,782	17,548
Oil Pipelines
Keystone
Pipeline	5,079	286	4,793	4,828	177	4,651
Pumping equipment	1,118	82	1,036	1,066	51	1,015
Tanks and other	962	71	891	935	47	888
	7,159	439	6,720	6,829	275	6,554
Under construction[3]	6,020	—	6,020	3,678	—	3,678
	13,179	439	12,740	10,507	275	10,232
Energy
Natural Gas – Ravenswood	1,966	377	1,589	1,799	290	1,509
Natural Gas – Other[4,5]	3,061	846	2,215	2,975	746	2,229
Hydro	673	126	547	634	106	528
Wind	946	155	791	907	118	789
Natural Gas Storage	677	92	585	677	83	594
Solar[6]	226	2	224	—	—	—
Other	57	30	27	134	86	48
	7,606	1,628	5,978	7,126	1,429	5,697
Under construction	54	—	54	136	—	136
	7,660	1,628	6,032	7,262	1,429	5,833
Corporate	191	61	130	154	54	100
	55,457	17,851	37,606	50,253	16,540	33,713

1	In 2013, the Company capitalized $37 million (2012 – $32 million) relating to the equity portion of AFUDC for natural gas pipelines with a corresponding amount recorded in Interest Income and Other.

2	Includes Bison, Portland, North Baja, Tuscarora and Ventures LP.

3	Includes $2.6 billion for Keystone XL at December 31, 2013 (2012 – $2 billion). Keystone XL remains subject to regulatory approvals.

4
Includes facilities with long-term PPAs that are accounted for as operating leases. The cost and accumulated depreciation of these facilities were $640 million and $78 million, respectively, at December 31, 2013 (2012 – $601 million and $55 million, respectively). Revenues of $78 million were recognized in 2013 (2012 – $73 million; 2011 – $53 million) through the sale of electricity under the related PPAs.

5	Includes Halton Hills, Coolidge, Bécancour, Ocean State Power, Mackay River and other natural gas-fired facilities.

6	Includes the acquisitions in 2013 of four solar power facilities.